UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-08549

Oak Associates Funds

(Exact name of registrant as specified in charter)

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333

(Address of principal executive offices) (Zip code)

Charles A. Kiraly

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Item 1. Reports to Stockholders.

OAK ASSOCIATES FUNDS

SEMI-ANNUAL REPORT

April 30, 2018

White Oak Select Growth Fund | WOGSX

Pin Oak Equity Fund | POGSX

Rock Oak Core Growth Fund | RCKSX

River Oak Discovery Fund | RIVSX

Red Oak Technology Select Fund | ROGSX

Black Oak Emerging Technology Fund | BOGSX

Live Oak Health Sciences Fund | LOGSX

TABLE of CONTENTS

Shareholder Letter	1
Performance Update
White Oak Select Growth Fund	2
Pin Oak Equity Fund	3
Rock Oak Core Growth Fund	4
River Oak Discovery Fund	5
Red Oak Technology Select Fund	6
Black Oak Emerging Technology Fund	7
Live Oak Health Sciences Fund	8
Important Disclosures	9
Disclosure of Fund Expenses	11
Financial Statements
Schedules of Investments	13
Statements of Assets and Liabilities	32
Statements of Operations	34
Statements of Changes in Net Assets	36
Financial Highlights	40
Notes to Financial Statements	44
Additional Information	54

Shareholder Letter

Dear Fellow Shareholder,

We are pleased to send you the Oak Associates Funds Semi-Annual Report which contains information on the holdings of each of the Funds, along with the Financial Highlights and Statements of Assets and Liabilities, Operations, and Changes in Net Assets for the six-month period ended April 30, 2018. We encourage you to read the report to help you stay informed about your investments.

We recognize that this is only a six-month snapshot of your portfolio, and we urge you to visit our website at www.oakfunds.com for more detailed fund information and market commentaries.

As always, we appreciate the trust you have placed in us and thank you for your investment.

Sincerely,

Oak Associates Funds

Semi-Annual Report | April 30, 2018 (Unaudited)	1

White Oak Select Growth Fund	Performance Update
All data below as of April 30, 2018 (Unaudited)

Fund Data
Ticker	WOGSX
Share Price	$88.78
Total Net Assets	$302.3M
Portfolio Turnover	4.72%

Sector Allocation^
Information Technology	39.5%
Financials	30.2%
Health Care	12.2%
Consumer Discretionary	12.0%
Industrials	3.3%
Consumer Staples	2.1%
Cash & Other Assets	0.7%

Top 10 Holdings^
1.	Amazon.com, Inc.	10.6%
2.	Alphabet, Inc.	9.8%
3.	Charles Schwab Corporation (The)	8.4%
4.	Cisco Systems, Inc.	7.9%
5.	Amgen, Inc.	6.2%
6.	KLA-Tencor Corporation	6.1%
7.	JPMorgan Chase & Company	4.5%
8.	U.S. Bancorp	4.4%
9.	TCF Financial Corporation	4.2%
10.	Xilinx, Inc.	4.0%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
White Oak Select Growth Fund	17.10%	13.96%	14.36%	10.67%
S&P 500® Total Return Index[1]	13.27%	10.57%	12.96%	9.02%
Lipper Large-Cap Growth Funds Average[2]	19.74%	11.68%	14.33%	9.47%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2018): 0.97%

Gross/Net Expense Ratio (as of the six months ended April 30, 2018): 0.92%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Standard & Poor’s is the source and owner of the S&P Index data.
[2]	Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

2	1-888-462-5386 | www.oakfunds.com

Pin Oak Equity Fund	Performance Update
All data below as of April 30, 2018 (Unaudited)

Fund Data
Ticker	POGSX
Share Price	$66.70
Total Net Assets	$227.8M
Portfolio Turnover	7.00%

Sector Allocation^
Financials	32.3%
Information Technology	28.4%
Consumer Discretionary	13.6%
Health Care	9.9%
Energy	5.1%
Consumer Staples	4.2%
Materials	1.1%
Cash & Other Assets	5.4%

Top 10 Holdings^
1.	Alphabet, Inc.	6.9%
2.	Charles Schwab Corporation (The)	5.9%
3.	Bank of New York Mellon Corporation (The)	5.8%
4.	Valero Energy Corporation	5.0%
5.	Paychex, Inc.	4.4%
6.	PepsiCo, Inc.	4.2%
7.	GlaxoSmithKline PLC - ADR	4.0%
8.	Amdocs Ltd.	3.8%
9.	Twenty-First Century Fox, Inc. - Class B	3.7%
10.	Amazon.com, Inc.	3.5%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Pin Oak Equity Fund	12.23%	12.35%	14.57%	12.44%
Russell 3000® Total Return Index[1]	13.05%	10.20%	12.75%	9.13%
Lipper Multi-Cap Core Funds Average[2]	11.53%	7.89%	10.97%	7.68%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2018): 0.97%

Gross/Net Expense Ratio (as of the six months ended April 30, 2018): 0.95%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Russell Investments is the source and owner of the Russell Index data.
[2]	Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

Semi-Annual Report | April 30, 2018 (Unaudited)	3

Rock Oak Core Growth Fund	Performance Update
All data below as of April 30, 2018 (Unaudited)

Fund Data
Ticker	RCKSX
Share Price	$17.03
Total Net Assets	$13.5M
Portfolio Turnover	7.74%

Sector Allocation^
Information Technology	40.4%
Consumer Discretionary	15.4%
Health Care	13.5%
Financials	9.0%
Energy	5.3%
Industrials	4.2%
Materials	2.7%
Consumer Staples	1.8%
Cash & Other Assets	7.7%

Top 10 Holdings^
1.	Amazon.com, Inc.	5.4%
2.	NetApp, Inc.	4.3%
3.	DXC Technology Company	4.3%
4.	Alphabet, Inc.	4.0%
5.	F5 Networks, Inc.	3.6%
6.	SunTrust Banks, Inc.	3.6%
7.	AbbVie, Inc.	3.5%
8.	HollyFrontier Corporation	3.4%
9.	L3 Technologies, Inc.	3.4%
10.	CA, Inc.	3.3%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Rock Oak Core Growth Fund	22.84%	11.13%	13.60%	7.99%
S&P 500® Total Return Index[1]	13.27%	10.57%	12.96%	9.02%
Lipper Multi-Cap Growth Funds Average[2]	18.13%	10.11%	13.17%	9.25%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2018): 1.50%/1.25%

Gross/Net Expense Ratio (as of the six months ended April 30, 2018): 1.37%/1.25%

The Adviser has contractually agreed through February 28, 2019, to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses (excluding Acquired Fund Fees and Expenses) to an annual rate of not more than 1.25% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Standard & Poor’s is the source and owner of the S&P Index data.
[2]	Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

4	1-888-462-5386 | www.oakfunds.com

River Oak Discovery Fund	Performance Update
All data below as of April 30, 2018 (Unaudited)

Fund Data
Ticker	RIVSX
Share Price	$16.61
Total Net Assets	$13.7 M
Portfolio Turnover	28.00%

Sector Allocation^
Information Technology	30.4%
Health Care	19.1%
Financials	17.6%
Consumer Discretionary	12.5%
Materials	6.8%
Industrials	6.6%
Consumer Staples	4.2%
Cash & Other Assets	2.8%

Top 10 Holdings^
1.	SolarEdge Technologies, Inc.	5.1%
2.	Assurant, Inc.	4.3%
3.	Kulicke & Soffa Industries, Inc.	4.2%
4.	Mercer International, Inc.	4.2%
5.	Boston Beer Company, Inc. (The) - Class A	4.2%
6.	Adtalem Global Education, Inc.	4.1%
7.	Magellan Health, Inc.	3.9%
8.	Union Bankshares Corporation	3.9%
9.	Aaron's, Inc.	3.6%
10.	AllianceBernstein Holding, L.P.	3.6%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
River Oak Discovery Fund	8.18%	5.88%	10.26%	7.12%
Russell 2000® Growth Total Return Index[1]	16.60%	9.89%	13.07%	10.41%
Lipper Small-Cap Growth Funds Average[2]	18.18%	9.69%	12.26%	9.71%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2018): 1.40%/1.35%

Gross/Net Expense Ratio (as of the six months ended April 30, 2018): 1.42%/1.35%

The Adviser has contractually agreed through February 28, 2019, to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses (excluding Acquired Fund Fees and Expenses) to an annual rate of not more than 1.35% of average daily net assets. This contractual tee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Russell Investments is the source and owner of the Russell Index data.
[2]	Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

Semi-Annual Report | April 30, 2018 (Unaudited)	5

Red Oak Technology Select Fund	Performance Update
All data below as of April 30, 2018 (Unaudited)

Fund Data
Ticker	ROGSX
Share Price	$25.92
Total Net Assets	$503.4 M
Portfolio Turnover	3.78%

Sector Allocation^
Information Technology	91.3%
Consumer Discretionary	4.8%
Cash & Other Assets	3.9%

Top 10 Holdings^
1.	Alphabet, Inc.	8.7%
2.	Intel Corporation	5.4%
3.	Microsoft Corporation	5.2%
4.	Cisco Systems, Inc.	5.1%
5.	Red Hat, Inc.	5.0%
6.	Facebook, Inc. - Class A	4.9%
7.	Amazon.com, Inc.	4.8%
8.	Apple, Inc.	3.7%
9.	VMware, Inc. - Class A	3.7%
10.	Oracle Corporation	3.6%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Red Oak Technology Select Fund	23.55%	19.92%	20.04%	14.92%
S&P 500 Equal Weight Information Technology Index[1]	24.36%	19.58%	21.44%	13.86%
Lipper Science & Technology Funds Average[2]	24.60%	16.65%	18.69%	11.92%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2018): 0.96%

Gross/Net Expense Ratio (as of the six months ended April 30, 2018): 0.94%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Standard & Poor’s is the source and owner of the S&P Index data.
[2]	Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

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Black Oak Emerging Technology Fund	Performance Update
All data below as of April 30, 2018 (Unaudited)

Fund Data
Ticker	BOGSX
Share Price	$5.24
Total Net Assets	$37.9 M
Portfolio Turnover	5.58%

Sector Allocation^
Information Technology	90.7%
Health Care	5.6%
Cash & Other Assets	3.7%

Top 10 Holdings^
1.	Apple, Inc.	6.1%
2.	DXC Technology Company	5.4%
3.	Baidu, Inc. - ADR	5.4%
4.	CA, Inc.	4.8%
5.	NetApp, Inc.	4.5%
6.	Lam Research Corporation	4.5%
7.	Citrix Systems, Inc.	4.4%
8.	Seagate Technology plc	4.3%
9.	salesforce.com, Inc.	4.1%
10.	Tencent Holdings Ltd. - ADR	3.9%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Black Oak Emerging Technology Fund	14.71%	9.70%	14.82%	8.68%
S&P 500® Equal Weight Information Technology Index[1]	24.36%	19.58%	21.44%	13.86%
Lipper Science & Technology Funds Average[2]	24.60%	16.65%	18.69%	11.92%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2018): 1.16%

Gross/Net Expense Ratio (as of the six months ended April 30, 2018): 1.08%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Standard & Poor’s is the source and owner of the S&P Index data.
[2]	Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

Semi-Annual Report | April 30, 2018 (Unaudited)	7

Live Oak Health Sciences Fund	Performance Update
All data below as of April 30, 2018 (Unaudited)

Fund Data
Ticker	LOGSX
Share Price	$18.92
Total Net Assets	$60.4 M
Portfolio Turnover	14.54%

Sector Allocation^
Health Care	98.3%
Cash & Other Assets	1.7%

Top 10 Holdings^
1.	Amgen, Inc.	7.6%
2.	Anthem, Inc.	6.8%
3.	Express Scripts Holding Company	6.4%
4.	Waters Corporation	5.2%
5.	McKesson Corporation	5.0%
6.	Biogen, Inc.	4.9%
7.	GlaxoSmithKline plc - ADR	4.3%
8.	Aetna, Inc.	4.2%
9.	Cardinal Health, Inc.	4.2%
10.	DaVita, Inc.	4.1%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Live Oak Health Sciences Fund	1.62%	4.19%	11.82%	11.61%
S&P 500® Health Care Index[1]	10.91%	6.50%	13.56%	12.21%
Lipper Health & Biotechnology Funds Average[2]	12.87%	4.53%	14.41%	13.58%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2018): 1.01%

Gross/Net Expense Ratio (as of the six months ended April 30, 2018): 1.00%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Standard & Poor’s is the source and owner of the S&P Index data.
[2]	Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

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Important Disclosures

 As of April 30, 2018 (Unaudited)

Index Definitions and Disclosures

All indices are unmanaged and index performance figures include reinvestment of dividends but do not reflect any fees, expenses or taxes. Investors cannot invest directly in an index.

Lipper, a Thomson Reuters Company, is the source and owner of the Lipper Classification data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Lipper Inc. is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

Lipper Health & Biotechnology Funds – Funds that invest primarily in the equity securities of domestic companies engaged in health care, medicine, and biotechnology.

Lipper Large-Cap Growth Funds – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500® Index.

Lipper Multi-Cap Core Funds – Funds that, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap core funds typically have average characteristics compared to the S&P SuperComposite 1500 Index.

Lipper Multi-Cap Growth Funds – Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P SuperComposite 1500 Index.

Lipper Science & Technology Funds – Funds that invest primarily in the equity securities of domestic companies engaged in science and technology.

Lipper Small-Cap Growth Funds – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Small-Cap 600 Index.

NASDAQ is the source and owner of the NASDAQ Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. NASDAQ is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

Russell Investments is the source and owner of the Russell Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Russell Investments is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

Russell 2000® Growth Total Return Index – The Russell 2000® Growth Total Return Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Semi-Annual Report | April 30, 2018 (Unaudited)	9

Important Disclosures

All data below as of April 30, 2018 (Unaudited)

Russell 3000® Total Return Index – The Russell 3000® Total Return Index measures the performance of 3,000 publicly held US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.

Standard & Poor’s is the source and owner of the S&P Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Standard & Poor’s is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

S&P 500® Index – is a commonly-recognized, market capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

S&P 500® Equal Weight Information Technology Index – The S&P 500® Equal Weight Information Technology Index is an unmanaged equal weighted version of the S&P 500® Information Technology Index that consists of the common stocks of the following industries: internet equipment, computers and peripherals, electronic equipment, office electronics and instruments, semiconductor equipment and products, diversified telecommunication services, and wireless telecommunication services that comprise the Information Technology sector of the S&P 500® Index.

S&P 500® Health Care Index – The S&P 500® Health Care Index is a capitalization-weighted index that encompasses two main industry groups. The first includes companies who manufacture health care equipment and supplies or provide health care related services, including distributors of health care products, providers of basic health care services, and owners and operators of health care facilities and organizations. The second group consists of companies primarily involved in the research, development, production and marketing of pharmaceuticals and biotechnology products.

S&P 500® Total Return Index – The S&P 500® Total Return Index is a commonly recognized, market capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

Investment Definitions

Smart beta defines a set of investment strategies that emphasize the use of alternative index construction rules to traditional market capitalization based indices. Smart beta emphasizes capturing investment factors of market inefficiencies in a rules-based and transparent way.

Correlation is a statistic that measures the degree to which two securities move in relation to each other.

The P/E is the ratio for valuing a company that measures its current share price relative to its per-share earnings. The price-earnings ratio can be calculated as market value per share divided by earnings per share.

Book value of an asset is the value at which the asset is carried on a balance sheet and calculated by taking the cost of an asset minus the accumulated depreciation. Book value is also the net asset value of a company, calculated as total assets minus intangible assets and liabilities.

Free cash flow yield is an overall return evaluation ratio of a stock, which standardizes the free cash flow per share a company is expected to earn against its market price per share. The ratio is calculated by taking the free cash flow per share divided by the share price.

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Disclosure of Fund Expenses

 As of April 30, 2018 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns and to compare these costs with the ongoing cost of investing in other mutual funds.

Operating expenses such as these, are deducted from the Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return— the account values shown may not apply to your specific investment.

Semi-Annual Report | April 30, 2018 (Unaudited)	11

Disclosure of Fund Expenses

As of April 30, 2018 (Unaudited)

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio	Expenses Paid During Period(a)
White Oak Select Growth Fund
Actual Return	$1,000.00	$1,085.20	0.92%	$4.78
Hypothetical 5% Return	$1,000.00	$1,020.21	0.92%	$4.63
Pin Oak Equity Fund
Actual Return	$1,000.00	$1,065.80	0.95%	$4.87
Hypothetical 5% Return	$1,000.00	$1,020.08	0.95%	$4.76
Rock Oak Core Growth Fund
Actual Return	$1,000.00	$1,122.20	1.25%	$6.58
Hypothetical 5% Return	$1,000.00	$1,018.60	1.25%	$6.26
River Oak Discovery Fund
Actual Return	$1,000.00	$1,006.10	1.35%	$6.71
Hypothetical 5% Return	$1,000.00	$1,018.10	1.35%	$6.75
Red Oak Technology Select Fund
Actual Return	$1,000.00	$1,074.90	0.94%	$4.83
Hypothetical 5% Return	$1,000.00	$1,020.14	0.94%	$4.70
Black Oak Emerging Technology Fund
Actual Return	$1,000.00	$1,068.90	1.08%	$5.55
Hypothetical 5% Return	$1,000.00	$1,019.43	1.08%	$5.42
Live Oak Health Sciences Fund
Actual Return	$1,000.00	$1,008.10	1.00%	$4.97
Hypothetical 5% Return	$1,000.00	$1,019.85	1.00%	$5.00

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

12	1-888-462-5386 | www.oakfunds.com

White Oak Select Growth Fund	Schedule of Investments
As of April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.49%
CONSUMER DISCRETIONARY — 12.01%
Internet & Direct Marketing Retail — 10.55%
Amazon.com, Inc. (a)	20,365	$31,894,237

Specialty Retail — 1.46%
Lowe's Companies, Inc.	53,500	4,410,005

CONSUMER STAPLES — 2.14%
Beverages — 2.14%
PepsiCo, Inc.	64,000	6,460,160

FINANCIALS — 30.24%
Capital Markets — 11.12%
Charles Schwab Corporation (The) (b)	454,100	25,284,288
State Street Corporation	83,500	8,331,630
		33,615,918
Commercial Banks — 11.67%
CIT Group, Inc. (b)	177,400	9,393,330
TCF Financial Corporation	508,000	12,613,640
U.S. Bancorp	263,000	13,268,350
		35,275,320
Diversified Financial Services — 4.55%
JPMorgan Chase & Company	126,300	13,738,914

Insurance — 2.90%
Chubb Ltd.	64,600	8,764,282

HEALTH CARE — 12.24%
Biotechnology — 8.56%
Amgen, Inc. (b)	108,000	18,843,840
Gilead Sciences, Inc. (b)	97,500	7,042,425
		25,886,265
Health Care Providers & Services — 2.56%
Express Scripts Holding Company (a) (b)	102,000	7,721,400

Pharmaceuticals — 1.12%
Teva Pharmaceutical Industries Ltd. - ADR (b)	189,000	3,398,220

Semi-Annual Report | April 30, 2018 (Unaudited)	13

Schedule of Investments	White Oak Select Growth Fund
As of April 30, 2018 (Unaudited)

	Shares	Fair Value
INDUSTRIALS — 3.34%
Air Freight & Logistics — 3.34%
United Parcel Service, Inc. - Class B	89,000	$10,101,500

INFORMATION TECHNOLOGY — 39.52%
Communications Equipment — 9.63%
Cisco Systems, Inc. (b)	542,000	24,005,180
QUALCOMM, Inc.	100,100	5,106,101
		29,111,281
Internet Software & Services — 13.38%
Alphabet, Inc. - Class A (a) (b)	12,680	12,915,594
Alphabet, Inc. - Class C (a)	16,495	16,780,859
Facebook, Inc. - Class A (a)	40,600	6,983,200
salesforce.com, Inc. (a) (b)	31,100	3,762,789
		40,442,442
IT Services — 6.44%
Cognizant Technology Solutions Corporation - Class A	128,200	10,489,324
International Business Machines Corporation	61,900	8,973,024
		19,462,348
Semiconductors & Semiconductor Equipment — 10.07%
KLA-Tencor Corporation	179,800	18,292,852
Xilinx, Inc.	188,900	12,134,936
		30,427,788
TOTAL COMMON STOCKS
(Cost $206,177,860)		300,710,080

14	1-888-462-5386 | www.oakfunds.com

White Oak Select Growth Fund	Schedule of Investments
As of April 30, 2018 (Unaudited)

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 11.71%
REPURCHASE AGREEMENTS — 0.55%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 1.56%, dated 4/30/18 and maturing 5/1/18, collaterized by U.S Treasury Securities with rates ranging from 1.50% to 2.88% and maturity dates from 10/25/18 to 8/15/26 with a par value of $1,729,166 and a collateral value of $1,683,248.	1,650,239	$1,650,239

COLLATERAL FOR SECURITIES LOANED — 11.16%
Mount Vernon Liquid Assets Portfolio, LLC, 2.03% (c)	33,728,097	33,728,097

TOTAL SHORT-TERM INVESTMENTS
(Cost $35,378,336)		35,378,336

TOTAL INVESTMENTS — 111.20%
(Cost $241,556,196)		336,088,416

Liabilities in Excess of Other Assets — (11.20)%		(33,833,889)

NET ASSETS — 100.00%		$302,254,527

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $32,753,861.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2018.
ADR — American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2018 (Unaudited)	15

Schedule of Investments	Pin Oak Equity Fund
As of April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 94.44%
CONSUMER DISCRETIONARY — 13.56%
Auto Components — 2.16%
Gentex Corporation (a)	216,500	$4,923,210

Diversified Consumer Services — 2.11%
H&R Block, Inc. (a)	174,000	4,811,100

Internet & Direct Marketing Retail — 3.52%
Amazon.com, Inc. (b)	5,120	8,018,586

Media — 3.74%
Twenty-First Century Fox, Inc. - Class B	236,100	8,516,127

Textiles, Apparel & Luxury Goods — 2.03%
Hanesbrands, Inc. (a)	250,500	4,626,735

CONSUMER STAPLES — 4.21%
Beverages — 4.21%
PepsiCo, Inc.	95,100	9,599,394

ENERGY — 5.13%
Energy Equipment & Services — 0.13%
Transocean Ltd. (a) (b)	25,000	309,250

Oil, Gas & Consumable Fuels — 5.00%
Valero Energy Corporation	102,600	11,381,418

FINANCIALS — 32.25%
Capital Markets — 11.73%
Bank of New York Mellon Corporation (The)	242,300	13,207,773
Charles Schwab Corporation (The)	242,651	13,510,807
		26,718,580
Commercial Banks — 9.55%
CIT Group, Inc.	103,000	5,453,850
Great Southern Bancorp, Inc.	28,010	1,480,329
International Bancshares Corporation	58,835	2,341,633
SunTrust Banks, Inc.	105,000	7,014,000
Wells Fargo & Company	105,400	5,476,584
		21,766,396

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Pin Oak Equity Fund	Schedule of Investments
As of April 30, 2018 (Unaudited)

	Shares	Fair Value
Consumer Finance — 4.53%
Capital One Financial Corporation	83,300	$7,548,646
Synchrony Financial	83,300	2,763,061
		10,311,707
Insurance — 6.44%
Assurant, Inc.	36,400	3,378,648
Everest Re Group Ltd.	16,100	3,745,987
Travelers Companies, Inc. (The)	57,400	7,553,840
		14,678,475
HEALTH CARE — 9.87%
Health Care Providers & Services — 4.16%
DaVita, Inc. (a) (b)	110,400	6,932,016
McKesson Corporation	16,300	2,546,223
		9,478,239
Pharmaceuticals — 5.71%
GlaxoSmithKline PLC - ADR (a)	226,800	9,096,948
Sanofi - ADR	35,300	1,387,996
Teva Pharmaceutical Industries Ltd. - ADR (a)	140,000	2,517,200
		13,002,144
INFORMATION TECHNOLOGY — 28.37%
Internet Software & Services — 13.17%
Alphabet, Inc. - Class A (a) (b)	3,690	3,758,560
Alphabet, Inc. - Class C (b)	11,679	11,881,397
eBay, Inc. (a) (b)	191,000	7,235,080
IAC/InterActiveCorp (a) (b)	44,056	7,143,240
		30,018,277
IT Services — 9.70%
Amdocs Ltd.	127,672	8,585,942
Paychex, Inc.	167,249	10,130,272
Western Union Company (The) (a)	171,000	3,377,250
		22,093,464
Semiconductors & Semiconductor Equipment — 5.50%
KLA-Tencor Corporation	66,400	6,755,536
Xilinx, Inc.	89,900	5,775,176
		12,530,712
MATERIALS — 1.05%
Metals & Mining — 1.05%
Teck Resources Limited - Class B	94,814	2,382,676

TOTAL COMMON STOCKS
(Cost $160,682,080)		215,166,490

Semi-Annual Report | April 30, 2018 (Unaudited)	17

Schedule of Investments	Pin Oak Equity Fund
As of April 30, 2018 (Unaudited)

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 25.18%
REPURCHASE AGREEMENTS — 5.76%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 1.56%, dated 4/30/18 and maturing 5/1/18, collaterized by U.S Treasury Securities with rates ranging from 1.50% to 2.88% and maturity dates from 10/25/18 to 8/15/26 with a par value of $13,772,211 and a collateral value of $13,406,490.	13,143,589	$13,143,589

COLLATERAL FOR SECURITIES LOANED — 19.42%
Mount Vernon Liquid Assets Portfolio, LLC, 2.03% (c)	44,233,371	44,233,371

TOTAL SHORT-TERM INVESTMENTS
(Cost $57,376,960)		57,376,960

TOTAL INVESTMENTS — 119.62%
(Cost $218,059,040)		272,543,450

Liabilities in Excess of Other Assets — (19.62)%		(44,715,700)

NET ASSETS — 100.00%		$227,827,750

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $43,119,039.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2018.
ADR — American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the financial statements.

18	1-888-462-5386 | www.oakfunds.com

Rock Oak Core Growth Fund	Schedule of Investments
As of April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 92.28%
CONSUMER DISCRETIONARY — 15.38%
Hotels, Restaurants & Leisure — 3.25%
Wyndham Worldwide Corporation	3,845	$439,137

Internet & Direct Marketing Retail — 8.71%
Amazon.com, Inc. (a) (b)	470	736,081
Netflix, Inc. (b)	1,420	443,693
		1,179,774
Media — 0.69%
Liberty Media Corporation - Liberty SiriusXM - A - Series A (b)	2,235	93,356

Textiles, Apparel & Luxury Goods — 2.73%
Ralph Lauren Corporation	3,365	369,645

CONSUMER STAPLES — 1.79%
Beverages — 1.79%
Molson Coors Brewing Company - Class B	3,400	242,216

ENERGY — 5.33%
Energy Equipment & Services — 1.88%
National Oilwell Varco, Inc.	6,595	255,029

Oil, Gas & Consumable Fuels — 3.45%
HollyFrontier Corporation	7,685	466,402

FINANCIALS — 9.01%
Commercial Banks — 3.56%
SunTrust Banks, Inc. (a)	7,200	480,960

Consumer Finance — 2.69%
Capital One Financial Corporation	4,025	364,746

Insurance — 2.76%
Hartford Financial Services Group, Inc. (The)	6,950	374,188

HEALTH CARE — 13.50%
Biotechnology — 7.68%
AbbVie, Inc.	4,940	476,957
Biogen, Inc. (b)	920	251,712
Gilead Sciences, Inc. (a)	4,300	310,589
		1,039,258

Semi-Annual Report | April 30, 2018 (Unaudited)	19

Schedule of Investments	Rock Oak Core Growth Fund
As of April 30, 2018 (Unaudited)

	Shares	Fair Value
Life Sciences Tools & Services — 2.49%
Illumina, Inc. (a) (b)	1,400	$337,302

Pharmaceuticals — 3.33%
Jazz Pharmaceuticals PLC (b)	2,965	450,799

INDUSTRIALS — 4.17%
Aerospace & Defense — 3.36%
L3 Technologies, Inc.	2,325	455,421

Professional Services — 0.81%
Nielsen Holdings PLC	3,470	109,132

INFORMATION TECHNOLOGY — 40.44%
Communications Equipment — 3.61%
F5 Networks, Inc. (b)	3,000	489,270

Internet Software & Services — 11.80%
Alphabet, Inc. - Class C (b)	530	539,184
iQIYI, Inc. - ADR (b)	21,010	378,810
salesforce.com, Inc. (a) (b)	3,030	366,600
Tencent Holdings Ltd. - ADR (a)	6,355	312,221
		1,596,815
IT Services — 11.24%
Alliance Data Systems Corporation	1,830	371,582
Cognizant Technology Solutions Corporation - Class A	2,800	229,096
DXC Technology Company	5,650	582,289
Worldpay, Inc. - Class A (b)	4,160	337,875
		1,520,842
Software — 5.47%
CA, Inc.	12,975	451,530
Check Point Software Technologies Ltd. (a) (b)	3,000	289,530
		741,060
Technology Hardware, Storage & Peripherals — 8.32%
NetApp, Inc. (a)	8,755	582,908
Seagate Technology PLC (a)	3,410	197,405
Western Digital Corporation	4,395	346,282
		1,126,595
MATERIALS — 2.66%
Chemicals — 2.66%
Eastman Chemical Company	3,530	360,342

TOTAL COMMON STOCKS
(Cost $8,219,441)		12,492,289

20	1-888-462-5386 | www.oakfunds.com

Rock Oak Core Growth Fund	Schedule of Investments
As of April 30, 2018 (Unaudited)

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 34.60%
MONEY MARKET FUNDS — 0.10%
Fidelity Investments Money Market Government Portfolio - Class I, 1.58% (c)	14,600	$14,600

REPURCHASE AGREEMENTS — 7.26%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 1.56%, dated 4/30/18 and maturing 5/1/18, collaterized by U.S Treasury Securities with rates ranging from 1.50% to 2.88% and maturity dates from 10/25/18 to 8/15/26 with a par value of $1,029,669 and a collateral value of $1,002,326.	982,671	982,671

COLLATERAL FOR SECURITIES LOANED — 27.24%
Mount Vernon Liquid Assets Portfolio, LLC, 2.03% (c)	3,686,329	3,686,329

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,683,600)		4,683,600

TOTAL INVESTMENTS — 126.88%
(Cost $12,903,041)		17,175,889

Liabilities in Excess of Other Assets — (26.88)%		(3,637,851)

NET ASSETS — 100.00%		$13,538,038

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $3,576,801.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2018.
ADR — American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2018 (Unaudited)	21

Schedule of Investments	River Oak Discovery Fund
As of April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.17%
CONSUMER DISCRETIONARY — 12.50%
Diversified Consumer Services — 5.58%
Adtalem Global Education, Inc. (a)	11,810	$562,156
American Public Education, Inc. (a)	5,000	201,500
		763,656
Leisure Products — 3.28%
Nautilus, Inc. (a)	30,825	448,504

Specialty Retail — 3.64%
Aaron's, Inc.	11,930	498,316

CONSUMER STAPLES — 4.19%
Beverages — 4.19%
Boston Beer Company, Inc. (The) - Class A (a)	2,555	572,703

FINANCIALS — 17.56%
Capital Markets — 3.64%
AllianceBernstein Holding, L.P.	18,315	498,168

Commercial Banks — 3.88%
Union Bankshares Corporation	14,050	531,231

Insurance — 6.88%
Assurant, Inc.	6,350	589,406
CNO Financial Group, Inc.	16,365	350,866
		940,272
Thrifts & Mortgage Finance — 3.16%
Dime Community Bancshares, Inc.	21,870	431,933

HEALTH CARE — 19.12%
Biotechnology — 6.38%
Eagle Pharmaceuticals, Inc. (a) (b)	7,725	401,777
United Therapeutics Corporation (a)	4,275	470,721
		872,498
Health Care Providers & Services — 6.62%
Envision Healthcare Corporation (a) (b)	10,020	372,443
Magellan Health, Inc. (a)	6,350	532,447
		904,890
Health Care Technology — 0.56%
Quality Systems, Inc. (a)	5,700	76,551

22	1-888-462-5386 | www.oakfunds.com

River Oak Discovery Fund	Schedule of Investments
As of April 30, 2018 (Unaudited)

	Shares	Fair Value
Pharmaceuticals — 5.56%
Innoviva, Inc. (a) (b)	28,490	$413,105
Lannett Company, Inc. (a) (b)	22,285	347,646
		760,751
INDUSTRIALS — 6.61%
Machinery — 1.46%
Kadant, Inc.	2,160	199,260

Professional Services — 5.15%
Barrett Business Services, Inc.	4,156	363,733
RPX Corporation	31,460	340,712
		704,445
INFORMATION TECHNOLOGY — 30.41%
Electronic Equipment, Instruments & Components — 5.40%
Hollysys Automation Technologies Limited	15,500	341,930
KEMET Corporation (a)	23,135	398,385
		740,315
IT Services — 3.13%
Convergys Corporation	18,310	427,722

Semiconductors & Semiconductor Equipment — 17.70%
Advanced Energy Industries, Inc. (a)	6,560	390,648
Ambarella, Inc. (a) (b)	8,005	372,953
Cirrus Logic, Inc. (a)	10,510	383,300
Kulicke & Soffa Industries, Inc. (a)	25,285	578,774
SolarEdge Technologies, Inc. (a)	13,225	696,295
		2,421,970
Software — 4.18%
FireEye, Inc. (a)	23,005	415,240
Verint Systems, Inc. (a)	3,720	156,612
		571,852
MATERIALS — 6.78%
Chemicals — 2.58%
Kronos Worldwide, Inc.	15,335	353,318

Paper & Forest Products — 4.20%
Mercer International, Inc.	42,840	574,056

TOTAL COMMON STOCKS
(Cost $10,319,811)		13,292,411

Semi-Annual Report | April 30, 2018 (Unaudited)	23

Schedule of Investments	River Oak Discovery Fund
As of April 30, 2018 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS — 15.77%
MONEY MARKET FUNDS — 2.80%
Fidelity Investments Money Market Government Portfolio - Class I, 1.58% (c)	384,565	$384,565

COLLATERAL FOR SECURITIES LOANED — 12.97%
Mount Vernon Liquid Assets Portfolio, LLC, 2.03% (c)	1,772,023	1,772,023

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,156,588)		2,156,588

TOTAL INVESTMENTS — 112.94%
(Cost $12,476,399)		15,448,999

Liabilities in Excess of Other Assets — (12.94)%		(1,769,913)

NET ASSETS — 100.00%		$13,679,086

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $1,699,120.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2018.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the financial statements.

24	1-888-462-5386 | www.oakfunds.com

Red Oak Technology Select Fund	Schedule of Investments
As of April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.10%
CONSUMER DISCRETIONARY — 4.79%
Internet & Direct Marketing Retail — 4.79%
Amazon.com, Inc. (a) (b)	15,400	$24,118,402

INFORMATION TECHNOLOGY — 91.31%
Communications Equipment — 8.40%
Cisco Systems, Inc.	579,000	25,643,910
Juniper Networks, Inc.	429,000	10,549,110
QUALCOMM, Inc.	119,500	6,095,695
		42,288,715
Electronic Equipment, Instruments & Components — 1.27%
Corning, Inc.	236,000	6,376,720

Internet Software & Services — 18.65%
Alphabet, Inc. - Class A (b)	16,840	17,152,887
Alphabet, Inc. - Class C (b)	25,996	26,446,511
eBay, Inc. (a) (b)	309,300	11,716,284
Facebook, Inc. - Class A (b)	142,025	24,428,300
IAC/InterActiveCorp (a) (b)	87,200	14,138,608
		93,882,590
IT Services — 8.55%
Accenture plc - Class A	78,300	11,838,960
Alliance Data Systems Corporation	41,500	8,426,575
International Business Machines Corporation	65,300	9,465,888
Total System Services, Inc.	158,200	13,298,292
		43,029,715
Semiconductors & Semiconductor Equipment — 14.01%
Intel Corporation	522,800	26,986,936
KLA-Tencor Corporation	170,600	17,356,844
Marvell Technology Group Ltd. (a)	254,400	5,103,264
Skyworks Solutions, Inc.	101,770	8,829,565
Xilinx, Inc.	190,400	12,231,296
		70,507,905
Software — 25.59%
CA, Inc. (a)	332,000	11,553,600
Check Point Software Technologies Ltd. (a) (b)	134,800	13,009,548
Dell Technologies, Inc. - Class V (b)	7,657	549,543
Microsoft Corporation	280,200	26,204,304

Semi-Annual Report | April 30, 2018 (Unaudited)	25

Schedule of Investments	Red Oak Technology Select Fund
As of April 30, 2018 (Unaudited)

	Shares	Fair Value
Software (continued)
Oracle Corporation	397,600	$18,158,392
Red Hat, Inc. (b)	154,500	25,192,770
Synopsys, Inc. (b)	182,000	15,562,820
VMware, Inc. - Class A (a) (b)	139,300	18,563,118
		128,794,095
Technology Hardware, Storage & Peripherals — 14.84%
Apple, Inc.	113,520	18,760,315
Hewlett Packard Enterprise Company	323,500	5,515,675
HP, Inc.	438,500	9,423,365
NetApp, Inc. (a)	252,500	16,811,450
Seagate Technology plc (a)	282,400	16,348,136
Western Digital Corporation	99,800	7,863,242
		74,722,183
TOTAL COMMON STOCKS
(Cost $331,255,541)		483,720,325

26	1-888-462-5386 | www.oakfunds.com

Red Oak Technology Select Fund	Schedule of Investments
As of April 30, 2018 (Unaudited)

	Shares or Principal ($)	Market Value
SHORT-TERM INVESTMENTS — 16.15%
MONEY MARKET FUNDS — 0.01%
Fidelity Investments Money Market Government Portfolio - Class I, 1.58% (c)	32,156	$32,156

REPURCHASE AGREEMENTS — 3.99%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 1.56%, dated 4/30/18 and maturing 5/1/18, collaterized by U.S Treasury Securities with rates ranging from 1.50% to 2.88% and maturity dates from 10/25/18 to 8/15/26 with a par value of $21,032,932 and a collateral value of $20,474,402.	20,072,900	20,072,900

COLLATERAL FOR SECURITIES LOANED — 12.15%
Mount Vernon Liquid Assets Portfolio, LLC, 2.03% (c)	61,166,417	61,166,417

TOTAL SHORT-TERM INVESTMENTS
(Cost $81,271,473)		81,271,473

TOTAL INVESTMENTS — 112.25%
(Cost $412,527,014)		564,991,798

Liabilities in Excess of Other Assets — (12.25)%		(61,619,756)

NET ASSETS — 100.00%		$503,372,042

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $59,865,405.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2018.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2018 (Unaudited)	27

Schedule of Investments	Black Oak Emerging Technology Fund
As of April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.27%
HEALTH CARE — 5.56%
Health Care Technology — 1.88%
Quality Systems, Inc. (a)	53,000	$711,790

Life Sciences Tools & Services — 3.68%
Illumina, Inc. (a) (b)	5,800	1,397,394

INFORMATION TECHNOLOGY — 90.71%
Communications Equipment — 9.50%
F5 Networks, Inc. (a)	8,805	1,436,008
Palo Alto Networks, Inc. (a)	5,900	1,135,809
QUALCOMM, Inc.	20,215	1,031,167
		3,602,984
Electronic Equipment, Instruments & Components — 0.91%
KEMET Corporation (a)	20,000	344,400

Internet Software & Services — 24.89%
Baidu, Inc. - ADR (a)	8,150	2,044,834
Blucora, Inc. (a)	49,350	1,283,100
Facebook, Inc. - Class A (a) (b)	8,000	1,376,000
iQIYI, Inc. - ADR (a)	21,150	381,335
LogMeIn, Inc.	1,684	185,577
NetEase, Inc. - ADR	4,305	1,106,686
salesforce.com, Inc. (a) (b)	13,000	1,572,870
Tencent Holdings Ltd. - ADR (b)	30,480	1,497,482
		9,447,884
IT Services — 13.98%
Alliance Data Systems Corporation	2,760	560,418
Cognizant Technology Solutions Corporation - Class A	9,600	785,472
CSG Systems International, Inc.	16,255	695,551
DXC Technology Company	19,950	2,056,048
Perficient, Inc. (a) (b)	29,165	721,250
Science Applications International Corporation	5,665	486,000
		5,304,739
Semiconductors & Semiconductor Equipment — 12.66%
Ambarella, Inc. (a) (b)	15,275	711,662
Cirrus Logic, Inc. (a)	26,800	977,396
Lam Research Corporation (b)	9,255	1,712,731
Silicon Motion Technology Corporation - ADR (b)	31,000	1,401,510
		4,803,299

28	1-888-462-5386 | www.oakfunds.com

Black Oak Emerging Technology Fund	Schedule of Investments
As of April 30, 2018 (Unaudited)

	Shares	Fair Value
Software — 13.87%
CA, Inc.	52,770	$1,836,397
Citrix Systems, Inc. (a)	16,090	1,655,822
Dell Technologies, Inc. - Class V (a)	4,803	344,711
Fortinet, Inc. (a)	25,740	1,424,966
		5,261,896
Technology Hardware, Storage & Peripherals — 14.90%
Apple, Inc.	14,000	2,313,640
NetApp, Inc. (b)	25,785	1,716,765
Seagate Technology plc (b)	28,045	1,623,525
		5,653,930
TOTAL COMMON STOCKS
(Cost $21,770,212)		36,528,316

SHORT-TERM INVESTMENTS — 35.01%
MONEY MARKET FUNDS — 3.93%
Fidelity Investments Money Market Government Portfolio - Class I, 1.58% (c)	1,491,602	1,491,602

COLLATERAL FOR SECURITIES LOANED — 31.08%
Mount Vernon Liquid Assets Portfolio, LLC, 2.03% (c)	11,790,776	11,790,776

TOTAL SHORT-TERM INVESTMENTS
(Cost $13,282,378)		13,282,378

TOTAL INVESTMENTS — 131.28%
(Cost $35,052,590)		49,810,694

Liabilities in Excess of Other Assets — (31.28)%		(11,866,942)

NET ASSETS — 100.00%		$37,943,752

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $11,447,710.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2018.
ADR — American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2018 (Unaudited)	29

Schedule of Investments	Live Oak Health Sciences Fund
As of April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.30%
HEALTH CARE — 98.30%
Biotechnology — 16.15%
Amgen, Inc.	26,200	$4,571,376
Biogen, Inc. (a)	10,850	2,968,560
Celgene Corporation (a)	14,600	1,271,660
Gilead Sciences, Inc.	13,200	953,436
		9,765,032
Health Care Equipment & Supplies — 5.55%
Becton, Dickinson and Company (b)	4,400	1,020,228
Halyard Health, Inc. (a)	7,500	355,275
Medtronic plc	11,896	953,226
Stryker Corporation	6,060	1,026,686
		3,355,415
Health Care Providers & Services — 45.38%
Aetna, Inc.	14,300	2,560,415
Anthem, Inc. (b)	17,300	4,082,627
Cardinal Health, Inc.	39,500	2,534,715
Cigna Corporation	10,700	1,838,474
CVS Health Corp. (b)	15,100	1,054,433
DaVita, Inc. (a)	39,400	2,473,926
Express Scripts Holding Company (a)	51,000	3,860,700
McKesson Corporation	19,450	3,038,285
Owens & Minor, Inc. (b)	87,080	1,415,050
Quest Diagnostics, Inc. (b)	21,300	2,155,560
UnitedHealth Group, Inc.	10,200	2,411,280
		27,425,465
Life Sciences Tools & Services — 8.53%
Charles River Laboratories International, Inc. (a)	19,300	2,010,867
Waters Corporation (a)	16,700	3,146,447
		5,157,314
Pharmaceuticals — 22.69%
AstraZeneca plc - ADR (b)	28,100	998,393
Endo International plc (a)	127,000	727,710
GlaxoSmithKline plc - ADR (b)	64,300	2,579,073
Johnson & Johnson (b)	14,700	1,859,403
Mylan N.V. (a)	26,400	1,023,264
Novartis AG - ADR	12,000	920,280
Novo Nordisk A/S - ADR	16,500	774,510
Pfizer, Inc.	47,800	1,749,958

30	1-888-462-5386 | www.oakfunds.com

Live Oak Health Sciences Fund	Schedule of Investments
As of April 30, 2018 (Unaudited)

	Shares or Principal ($)	Fair Value
Pharmaceuticals (continued)
Sanofi - ADR	49,692	$1,953,889
Teva Pharmaceutical Industries Ltd. - ADR (b)	62,800	1,129,144
		13,715,624
TOTAL COMMON STOCKS
(Cost $47,609,859)		59,418,850

SHORT-TERM INVESTMENTS — 28.03%
MONEY MARKET FUNDS — 0.07%
Fidelity Investments Money Market Government Portfolio - Class I, 1.58% (c)	40,795	40,795

REPURCHASE AGREEMENTS — 1.59%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 1.56%, dated 4/30/18 and maturing 5/1/18, collaterized by U.S. Treasury Securities with rates ranging from 1.50% to 2.88% and maturity dates from 10/25/18 to 8/15/26 with a par value of $1,009,622 and a collateral value of $982,811.	963,538	963,538

COLLATERAL FOR SECURITIES LOANED — 26.37%
Mount Vernon Liquid Assets Portfolio, LLC, 2.03% (c)	15,939,883	15,939,883

TOTAL SHORT-TERM INVESTMENTS
(Cost $16,944,216)		16,944,216

TOTAL INVESTMENTS — 126.33%
(Cost $64,554,075)		76,363,066

Liabilities in Excess of Other Assets — (26.33)%		(15,913,586)

NET ASSETS — 100.00%		$60,449,480

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $15,464,538.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2018.
ADR — American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2018 (Unaudited)	31

Statements of Assets and Liabilities

April 30, 2018 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund
ASSETS
Investment securities at value (cost $241,556,196, $218,059,040, $12,903,041, $12,476,399, $412,527,014, $35,052,590 and $64,554,075), including $32,753,861, $43,119,039, $3,576,801, $1,699,120, $59,865,405, $11,447,710 and $15,464,538 of securities on loan	$336,088,416	$272,543,450
Receivable for fund shares sold	4,093	228,975
Receivable for investments sold	110,280	—
Dividends and interest receivable	22,460	58,745
Tax reclaims receivable	—	—
Prepaid expenses	23,393	24,672
Total Assets	336,248,642	272,855,842

LIABILITIES
Payable for fund shares redeemed	32,032	101,840
Payable for investments purchased	—	510,473
Payable for collateral upon return of securities loaned	33,728,097	44,233,371
Investment advisory fees payable	182,527	137,009
Administration fees payable	8,987	6,538
Transfer agent fees payable	8,079	3,880
Trustee fees payable	8,095	6,300
Other accrued expenses	26,298	28,681
Total Liabilities	33,994,115	45,028,092
NET ASSETS	$302,254,527	$227,827,750

Net Assets consist of:
Paid-in capital (unlimited authorization - no par value)	$207,091,686	$168,704,707
Accumulated undistributed net investment income (loss)	1,139,716	758,997
Accumulated undistributed net realized gain (loss) from investments	(509,095)	3,879,636
Net unrealized appreciation on investments	94,532,220	54,484,410
Net Assets	$302,254,527	$227,827,750

Total shares outstanding at end of period	3,404,663	3,415,858

Net asset value, offering and redemption price per share (net assets/shares outstanding)	$88.78	$66.70

The accompanying notes are an integral part of the financial statements.

32	1-888-462-5386 | www.oakfunds.com

Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$17,175,889	$15,448,999	$564,991,798	$49,810,694	$76,363,066
44,578	150	417,987	4,970	822
—	—	1,117,143	—	108,432
4,913	985	180,560	1,732	7,810
—	—	—	—	11,771
13,789	19,694	30,914	15,388	20,350
17,239,169	15,469,828	566,738,402	49,832,784	76,512,251

—	—	387,318	60,509	7,400
—	—	1,406,230	—	62,300
3,686,329	1,772,023	61,166,417	11,790,776	15,939,883
7,214	9,028	305,895	23,158	36,664
325	534	16,747	1,389	1,844
857	881	5,321	3,425	1,930
297	450	15,107	1,159	1,753
6,109	7,826	63,325	8,616	10,997
3,701,131	1,790,742	63,366,360	11,889,032	16,062,771
$13,538,038	$13,679,086	$503,372,042	$37,943,752	$60,449,480

$9,044,786	$8,653,446	$330,985,758	$21,604,998	$43,111,856
(2,394)	(106,945)	632,069	41,586	143,505
222,798	2,159,985	19,289,431	1,539,064	5,385,128
4,272,848	2,972,600	152,464,784	14,758,104	11,808,991
$13,538,038	$13,679,086	$503,372,042	$37,943,752	$60,449,480

795,119	823,329	19,418,096	7,239,316	3,195,598

$17.03	$16.61	$25.92	$5.24	$18.92

Semi-Annual Report | April 30, 2018 (Unaudited)	33

Statements of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund
INVESTMENT INCOME
Dividends	$2,511,145	$1,808,256
Securities lending income	20,136	26,677
Interest	3,250	63,588
Less: Foreign withholding tax	(2,410)	(6,730)
Total Investment Income	2,532,121	1,891,791

EXPENSES
Investment adviser	1,114,645	825,656
Administration	66,782	49,400
Sub transfer agent fees	63,661	64,921
Transfer agent	41,045	24,402
Legal	23,016	17,043
Trustee	21,119	15,593
Report printing	16,861	17,154
Registration	10,044	13,912
Insurance	8,793	8,075
Audit	8,341	8,341
Custodian	6,797	5,748
Pricing	118	240
Miscellaneous	11,180	10,000
Total Expenses	1,392,402	1,060,485
Less: Investment advisory fees waived	—	—
Net Expenses	1,392,402	1,060,485
Net Investment Income (Loss)	1,139,719	831,306

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	(509,101)	3,883,956
Net realized gain on foreign currency transactions	—	533
Net change in unrealized appreciation (depreciation) of investment securities	23,562,758	9,207,414
Net Realized and Unrealized Gain on Investments	23,053,657	13,091,903
Net Increase in Net Assets from Operations	$24,193,376	$13,923,209

The accompanying notes are an integral part of the financial statements.

34	1-888-462-5386 | www.oakfunds.com

Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$61,594	$57,471	$3,287,679	$180,354	$510,768
1,100	11,394	57,353	7,358	7,807
851	120	86,466	694	2,526
—	—	—	(340)	—
63,545	68,985	3,431,498	188,066	521,101

38,946	62,831	1,845,692	140,549	235,377
2,248	3,200	112,735	8,632	14,245
422	411	172,700	6,589	14,951
8,101	8,118	32,409	18,698	12,150
782	1,080	38,852	2,971	4,861
724	1,002	36,359	2,719	4,373
509	643	32,990	2,471	4,124
8,734	9,442	13,392	8,996	9,869
299	442	17,412	1,204	2,241
8,340	8,341	8,341	8,341	8,341
617	872	10,819	1,495	2,409
172	139	284	188	177
2,314	2,473	20,428	2,768	4,134
72,208	98,994	2,342,413	205,621	317,252
(6,269)	(4,818)	—	—	—
65,939	94,176	2,342,413	205,621	317,252
(2,394)	(25,191)	1,089,085	(17,555)	203,849

222,798	2,159,985	19,296,553	1,637,279	6,063,818
—	—	—	—	—
868,891	(2,027,637)	14,743,516	959,495	(5,653,736)
1,091,689	132,348	34,040,069	2,596,774	410,082
$1,089,295	$107,157	$35,129,154	$2,579,219	$613,931

Semi-Annual Report | April 30, 2018 (Unaudited)	35

Statements of Changes in Net Assets

	White Oak Select Growth Fund		Pin Oak Equity Fund
	For The Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For The Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
INVESTMENT ACTIVITIES
Net investment income (loss)	$1,139,719	$2,349,148	$831,306	$1,335,787
Net realized gain (loss) on investment securities transactions and foreign currency translations	(509,101)	8,295,682	3,884,489	2,689,948
Net change in unrealized appreciation (depreciation) of investment securities	23,562,758	45,890,230	9,207,414	27,089,478
Net Increase in Net Assets Resulting from Operations	24,193,376	56,535,060	13,923,209	31,115,213

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,945,905)	(2,687,021)	(1,241,110)	(827,884)
From net realized gains	(14,080)	—	(2,690,009)	(1,899,609)
Total Distributions	(1,959,985)	(2,687,021)	(3,931,119)	(2,727,493)

CAPITAL TRANSACTIONS
Proceeds from shares sold	5,203,805	9,104,353	25,154,094	160,255,640
Reinvestment of distributions	1,853,767	2,549,043	3,718,183	2,531,718
Amount paid for shares redeemed	(12,694,189)	(28,276,793)	(33,122,017)	(79,018,102)
Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(5,636,617)	(16,623,397)	(4,249,740)	83,769,256

Total Increase (Decrease) in Net Assets	16,596,774	37,224,642	5,742,350	112,156,976

NET ASSETS
Beginning of period	285,657,753	248,433,111	222,085,400	109,928,424
End of period	$302,254,527	$285,657,753	$227,827,750	$222,085,400

Accumulated undistributed net investment income (loss)	$1,139,716	$1,945,902	$758,997	$1,168,801

SHARE TRANSACTIONS
Shares sold	58,756	121,717	374,502	2,675,663
Shares issued in reinvestment of distributions	21,755	35,222	57,124	43,411
Shares redeemed	(144,067)	(372,460)	(501,099)	(1,294,183)
Net Increase (Decrease) in Shares Outstanding	(63,556)	(215,521)	(69,473)	1,424,891

The accompanying notes are an integral part of the financial statements.

36	1-888-462-5386 | www.oakfunds.com

Rock Oak Core Growth Fund		River Oak Discovery Fund		Red Oak Technology Select Fund
For The Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For The Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For The Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017

$(2,394)	$16,734	$(25,191)	$(87,733)	$1,089,085	$1,542,758
222,798	608,663	2,159,985	806,237	19,296,553	30,088,617
868,891	1,339,646	(2,027,637)	2,037,268	14,743,516	85,094,923
1,089,295	1,965,043	107,157	2,755,772	35,129,154	116,726,298

(5,990)	(54,642)	—	—	(1,870,855)	(993,217)
(521,838)	—	(757,852)	—	(30,088,573)	(2,532,338)
(527,828)	(54,642)	(757,852)	—	(31,959,428)	(3,525,555)

4,512,024	278,335	301,798	189,919	78,206,955	343,894,387
440,165	45,524	421,980	—	30,741,091	3,369,836
(1,158,568)	(446,548)	(821,476)	(839,975)	(95,040,983)	(163,233,228)
3,793,621	(122,689)	(97,698)	(650,056)	13,907,063	184,030,995

4,355,088	1,787,712	(748,393)	2,105,716	17,076,789	297,231,738

9,182,950	7,395,238	14,427,479	12,321,763	486,295,253	189,063,515
$13,538,038	$9,182,950	$13,679,086	$14,427,479	$503,372,042	$486,295,253

$(2,394)	$5,990	$(106,945)	$(81,754)	$632,069	$1,413,839

263,854	18,955	17,610	11,769	3,004,027	16,048,396
28,054	3,347	25,375	—	1,248,623	166,823
(68,276)	(31,372)	(47,935)	(50,885)	(3,696,449)	(7,164,293)
223,632	(9,070)	(4,950)	(39,116)	556,201	9,050,926

Semi-Annual Report | April 30, 2018 (Unaudited)	37

Statements of Changes in Net Assets

	Black Oak Emerging Technology Fund		Live Oak Health Sciences Fund
	For The Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For The Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
INVESTMENT ACTIVITIES
Net investment income (loss)	$(17,555)	$(79,372)	$203,849	$328,909
Net realized gain (loss) on investment securities transactions	1,637,279	2,784,419	6,063,818	3,783,940
Net change in unrealized appreciation (depreciation) of investment securities	959,495	4,037,379	(5,653,736)	3,979,817
Net Increase (Decrease) in Net Assets Resulting from Operations	2,579,219	6,742,426	613,931	8,092,666

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(9,364)	(300,605)	(315,656)
From net realized gains	(2,734,659)	(1,306,166)	(3,703,531)	(906,767)
Total Distributions	(2,734,659)	(1,315,530)	(4,004,136)	(1,222,423)

CAPITAL TRANSACTIONS
Proceeds from shares sold	610,849	1,335,137	1,866,951	15,901,469
Reinvestment of distributions	2,385,442	1,152,138	3,641,204	1,107,629
Amount paid for shares redeemed	(2,164,462)	(3,541,104)	(6,415,498)	(15,191,665)
Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	831,829	(1,053,829)	(907,343)	1,817,433

Total Increase (Decrease) in Net Assets	676,389	4,373,067	(4,297,548)	8,687,676

NET ASSETS
Beginning of period	37,267,363	32,894,296	64,747,028	56,059,352
End of period	$37,943,752	$37,267,363	$60,449,480	$64,747,028

Accumulated undistributed net investment income (loss)	$41,586	$59,141	$143,505	$240,261

SHARE TRANSACTIONS
Shares sold	116,475	275,090	95,367	833,815
Shares issued in reinvestment of distributions	472,365	249,381	187,788	60,825
Shares redeemed	(411,780)	(716,020)	(328,235)	(780,477)
Net Increase (Decrease) in Shares Outstanding	177,060	(191,549)	(45,080)	114,163

The accompanying notes are an integral part of the financial statements.

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OAK ASSOCIATES FUNDS

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Financial Highlights

For a share outstanding throughout each of the periods ended

	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Realized and Unrealized Gain (Loss) in Securities	Total From Operations	Dividends from Net Investment Income
White Oak Select Growth Fund
For the six months ended April 30, 2018 (Unaudited)	$82.36	0.33	6.66	6.99	(0.57)
For the year ended October 31, 2017	$67.44	0.65	15.00	15.65	(0.73)
For the year ended October 31, 2016	$65.21	0.66	1.99	2.65	(0.42)
For the year ended October 31, 2015	$60.34	0.94	4.90	5.84	(0.97)
For the year ended October 31, 2014	$53.66	0.35	6.57	6.92	(0.24)
For the year ended October 31, 2013	$42.50	0.24	11.06	11.30	(0.14)

Pin Oak Equity Fund
For the six months ended April 30, 2018 (Unaudited)	$63.72	0.25	3.91	4.16	(0.37)
For the year ended October 31, 2017	$53.35	0.40	11.15	11.55	(0.36)
For the year ended October 31, 2016	$52.45	0.43	2.38	2.81	(0.40)
For the year ended October 31, 2015	$49.76	0.54	2.77	3.31	(0.53)
For the year ended October 31, 2014	$43.07	0.30	6.67	6.97	(0.28)
For the year ended October 31, 2013	$32.86	0.26	10.18	10.44	(0.23)

Rock Oak Core Growth Fund
For the six months ended April 30, 2018 (Unaudited)	$16.07	— (c)	1.88	1.88	(0.01)
For the year ended October 31, 2017	$12.74	0.03	3.40	3.43	(0.10)
For the year ended October 31, 2016	$12.64	0.18	0.31	0.49	(0.10)
For the year ended October 31, 2015	$14.21	— (c)	(0.54)	(0.54)	(0.04)
For the year ended October 31, 2014	$15.04	0.05	2.06	2.11	(0.06)
For the year ended October 31, 2013	$11.78	0.07	3.37	3.44	(0.05)

River Oak Discovery Fund
For the six months ended April 30, 2018 (Unaudited)	$17.42	(0.03)	0.14	0.11	—
For the year ended October 31, 2017	$14.21	(0.10)	3.31	3.21	—
For the year ended October 31, 2016	$13.76	(0.06)	0.53	(0.47)	(0.02)
For the year ended October 31, 2015	$17.72	(0.04)	(0.13)	(0.17)	—
For the year ended October 31, 2014	$17.70	(0.13)	1.59	1.46	—
For the year ended October 31, 2013	$13.46	(0.08)	4.32	4.24	—

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

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Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value End of Period	Total Return(b)		Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)		Portfolio Turnover Rate

— (c)	(0.57)	$88.78	8.52	%(d)	$302,255	0.92	%(e)	0.76	%(e)	0.92	%(e)	5	%(d)
—	(0.73)	$82.36	23.36%		$285,658	0.98%		0.86%		0.98%		13%
—	(0.42)	$67.44	4.07%		$248,433	1.06%		1.03%		1.06%		14%
—	(0.97)	$65.21	9.84%		$257,652	1.06%		1.52%		1.06%		9%
—	(0.24)	$60.34	12.94%		$256,221	1.10%		0.61%		1.10%		1%
—	(0.14)	$53.66	26.65%		$253,803	1.12%		0.50%		1.12%		89%

(0.81)	(1.18)	$66.70	6.58	%(d)	$227,828	0.95	%(e)	0.74	%(e)	0.95	%(e)	7	%(d)
(0.82)	(1.18)	$63.72	21.86%		$222,085	0.98%		0.66%		0.98%		8%
(1.51)	(1.91)	$53.35	5.54%		$109,928	1.08%		0.86%		1.08%		10%
(0.09)	(0.62)	$52.45	6.76%		$98,976	1.10%		1.09%		1.10%		15%
—	(0.28)	$49.76	16.25%		$94,316	1.13%		0.64%		1.13%		5%
—	(0.23)	$43.07	31.94%		$81,408	1.16%		0.70%		1.16%		117%

(0.91)	(0.92)	$17.03	12.22	%(d)	$13,538	1.25	%(e)	(0.05	%)(e)	1.37	%(e)	8	%(d)
—	(0.10)	$16.07	27.02%		$9,183	1.25%		0.20%		1.51%		31%
(0.29)	(0.39)	$12.74	3.98%		$7,395	1.25%		0.48%		1.65%		11%
(0.99)	(1.03)	$12.64	(4.04%)		$7,807	1.25%		0.03%		1.52%		32%
(2.88)	(2.94)	$14.21	15.89%		$8,491	1.25%		0.33%		1.58%		29%
(0.13)	(0.18)	$15.04	29.51%		$7,495	1.25%		0.53%		1.65%		65%

(0.92)	(0.92)	$16.61	0.61	%(d)	$13,679	1.35	%(e)	(0.36	%)(e)	1.42	%(e)	28	%(d)
—	—	$17.42	22.59%		$14,427	1.35%		(0.63%)		1.41%		43%
—	(0.02)	$14.21	3.39%		$12,322	1.35%		(0.40%)		1.51%		21%
(3.79)	(3.79)	$13.76	(1.27%)		$12,582	1.35%		(0.28%)		1.45%		17%
(1.44)	(1.44)	$17.72	8.69%		$13,915	1.35%		(0.71%)		1.48%		96%
—	—	$17.70	31.50%		$13,304	1.35%		(0.52%)		1.52%		63%

(d)	Not Annualized.
(e)	Annualized.

Semi-Annual Report | April 30, 2018 (Unaudited)	41

Financial Highlights

For a share outstanding throughout the periods ended

	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Realized and Unrealized Gain (Loss) in Securities	Total From Operations	Dividends from Net Investment Income
Red Oak Technology Select Fund
For the six months ended April 30, 2018 (Unaudited)	$25.78	0.06	1.78	1.84	(0.10)
For the year ended October 31, 2017	$19.27	0.09	6.71	6.80	(0.08)
For the year ended October 31, 2016	$17.17	0.20	2.62	2.82	(0.19)
For the year ended October 31, 2015	$16.22	0.20	0.91	1.11	(0.16)
For the year ended October 31, 2014	$13.74	0.06	2.48	2.54	(0.06)
For the year ended October 31, 2013	$9.79	0.06	3.92	3.98	(0.03)

Black Oak Emerging Technology Fund
For the six months ended April 30, 2018 (Unaudited)	$5.28	— (e)	0.35	0.35	—
For the year ended October 31, 2017	$4.53	(0.01)	0.94	0.93	— (e)
For the year ended October 31, 2016	$4.26	0.01	0.39	0.40	—
For the year ended October 31, 2015	$4.25	(0.03)	0.04	0.01	—
For the year ended October 31, 2014	$3.58	(0.01)	0.68	0.67	—
For the year ended October 31, 2013	$2.67	(0.01)	0.92	0.91	—

Live Oak Health Sciences Fund
For the six months ended April 30, 2018 (Unaudited)	$19.98	0.06	0.13	0.19	(0.09)
For the year ended October 31, 2017	$17.93	0.10	2.33	2.43	(0.10)
For the year ended October 31, 2016	$21.65	0.11	(0.33)	(0.22)	(0.67)
For the year ended October 31, 2015	$22.25	0.14	1.51	1.65	(0.13)
For the year ended October 31, 2014	$18.83	0.13	4.11	4.24	(0.13)
For the year ended October 31, 2013	$14.67	0.13	4.90	5.03	(0.13)

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not Annualized.
(d)	Annualized.
(e)	Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

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Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value End of Period	Total Return(b)		Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)		Portfolio Turnover Rate

(1.60)	(1.70)	$25.92	7.49	%(c)	$503,372	0.94	%(d)	0.44	%(d)	0.94	%(d)	4	%(c)
(0.21)	(0.29)	$25.78	35.76%		$486,295	0.97%		0.38%		0.97%		16%
(0.53)	(0.72)	$19.27	17.14%		$189,064	1.09%		1.17%		1.09%		6%
—	(0.16)	$17.17	6.91%		$131,001	1.11%		1.19%		1.11%		4%
—	(0.06)	$16.22	18.54%		$142,273	1.15%		0.41%		1.15%		7%
—	(0.03)	$13.74	40.76%		$105,592	1.23%		0.50%		1.23%		15%

(0.39)	(0.39)	$5.24	6.89	%(c)	$37,944	1.08	%(d)	(0.09	%)(d)	1.08	%(d)	6	%(c)
(0.18)	(0.18)	$5.28	21.16%		$37,267	1.17%		(0.22%)		1.17%		39%
(0.13)	(0.13)	$4.53	9.59%		$32,894	1.28%		0.22%		1.28%		35%
—	—	$4.26	0.24%		$32,298	1.25%		(0.61%)		1.25%		17%
—	—	$4.25	18.72%		$34,139	1.31%		(0.32%)		1.31%		41%
—	—	$3.58	34.08%		$29,853	1.35%		(0.19%)		1.39%		58%

(1.16)	(1.25)	$18.92	0.81	%(c)	$60,449	1.00	%(d)	0.64	%(d)	1.00	%(d)	15	%(c)
(0.28)	(0.38)	$19.98	13.78%		$64,747	1.02%		0.50%		1.02%		14%
(2.83)	(3.50)	$17.93	(1.85%)		$56,059	1.11%		0.59%		1.11%		14%
(2.12)	(2.25)	$21.65	8.02%		$53,172	1.08%		0.62%		1.08%		28%
(0.69)	(0.82)	$22.25	23.36%		$50,248	1.12%		0.64%		1.12%		15%
(0.74)	(0.87)	$18.83	36.07%		$42,517	1.15%		0.77%		1.15%		12%

Semi-Annual Report | April 30, 2018 (Unaudited)	43

Notes to Financial Statements

As of April 30, 2018 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (collectively referred to as “Funds” and individually referred to as a “Fund”). The investment objective of each Fund is to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value, in the absence of a current quoted bid price. Investments in repurchase agreements are generally valued at par each business day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”) as determined by those funds each business day.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Board of Trustees has determined to delegate responsibility for pricing and fair valuation determinations for portfolio securities to Funds’ adviser, Oak Associates, Ltd. (“Oak” or the “Adviser”), subject to oversight of the Board of Trustees. Oak may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Funds’ administrator. All fair valuation determinations shall be made by Oak’s Fair Value Committee (the “Committee”), in accordance with policies and procedures established by the Board of Trustees and subject to oversight of the Board. Oak and the administrator have established and maintain policies and procedures reasonably designed to ensure that their pricing and valuation policies and procedures conform to the requirements of the Funds’ Fair Value Procedures. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted

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Notes to Financial Statements

As of April 30, 2018 (Unaudited)

or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. At fiscal year-end, certain Funds had investments in repurchase agreements. The gross value and related collateral received for those investments are presented in each applicable Fund’s Schedule of Investments. The value of the related collateral received exceeded the value of the repurchase agreements as of the period end.

Master Agreements and Netting Arrangements – Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and provisions for events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a

Semi-Annual Report | April 30, 2018 (Unaudited)	45

Notes to Financial Statements

As of April 30, 2018 (Unaudited)

transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Securities Lending – The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank National Association (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, as noted in the Funds’ Schedules of Portfolio Investments. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The contractual maturity of repurchase agreements are on an overnight and continuous basis. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

The following is a summary of each Funds’ securities lending agreements and related cash and non-cash collateral received as of April 30, 2018:

	Market Value of Securities on Loan	Cash Collateral Received
White Oak Select Growth Fund	$32,753,861	$33,728,097
Pin Oak Equity Fund	43,119,039	44,233,371
Rock Oak Core Growth Fund	3,576,801	3,686,329
River Oak Discovery Fund	1,699,120	1,772,023
Red Oak Technology Select Fund	59,865,405	61,166,417
Black Oak Emerging Technology Fund	11,447,710	11,790,776
Live Oak Health Sciences Fund	15,464,538	15,939,883

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in capital, depending upon the type of book/tax differences that may exist.

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Notes to Financial Statements

As of April 30, 2018 (Unaudited)

3. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities inactive markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within fair valuation.

Semi-Annual Report | April 30, 2018 (Unaudited)	47

Notes to Financial Statements

As of April 30, 2018 (Unaudited)

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$300,710,080	$—	$—	$300,710,080
Short Term Investments				—
Repurchase Agreements	—	1,650,239	—	1,650,239
Collateral for Securities Loaned*	—	—	—	33,728,097
Total	$300,710,080	$1,650,239	$—	$336,088,416

	Level 1	Level 2	Level 3	Total
PIN OAK EQUITY FUND
Common Stocks	$215,166,490	$—	$—	$215,166,490
Short Term Investments
Repurchase Agreements	—	13,143,589	—	13,143,589
Collateral for Securities Loaned*	—	—	—	44,233,371
Total	$215,166,490	$13,143,589	$—	$272,543,450

	Level 1	Level 2	Level 3	Total
ROCK OAK CORE GROWTH FUND
Common Stocks	$12,492,289	$—	$—	$12,492,289
Short Term Investments
Money Market Funds	14,600	—	—	14,600
Repurchase Agreements	—	982,671	—	982,671
Collateral for Securities Loaned*	—	—	—	3,686,329
Total	$12,506,889	$982,671	$—	$17,175,889

	Level 1	Level 2	Level 3	Total
RIVER OAK DISCOVERY FUND
Common Stocks	$13,292,411	$—	$—	$13,292,411
Short Term Investments
Money Market Funds	384,565	—	—	384,565
Collateral for Securities Loaned*	—	—	—	1,772,023
Total	$13,676,976	$—	$—	$15,448,999

	Level 1	Level 2	Level 3	Total
RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$483,720,325	$—	$—	$483,720,325
Short Term Investments
Money Market Funds	32,156	—	—	32,156
Repurchase Agreements	—	20,072,900	—	20,072,900
Collateral for Securities Loaned*	—	—	—	61,166,417
Total	$483,752,481	$20,072,900	$—	$564,991,798

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Notes to Financial Statements

As of April 30, 2018 (Unaudited)

	Level 1	Level 2	Level 3	Total
BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$36,528,316	$—	$—	$36,528,316
Short Term Investments
Money Market Funds	1,491,602	—	—	1,491,602
Collateral for Securities Loaned*	—	—	—	11,790,776
Total	$38,019,918	$—	$—	$49,810,694

	Level 1	Level 2	Level 3	Total
LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$59,418,850	$—	$—	$59,418,850
Short Term Investments
Money Market Funds	40,795	—	—	40,795
Repurchase Agreements	—	963,538	—	963,538
Collateral for Securities Loaned*	—	—	—	15,939,883
Total	$59,459,645	$963,538	$—	$76,363,066

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no transfers into or out of Level 1 and 2 during the period. There were no Level 3 securities held during the period. It is the Funds’ policy to recognize transfers into and out of levels at the end of the reporting period.

4. FEES AND OTHER RELATED PARTY TRANSACTIONS:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund, except for the River Oak Discovery Fund for which the Adviser receives 0.90% of the average daily net assets of the Fund. The Adviser has contractually agreed through February 28, 2019, to waive all or a portion of its fees (and to reimburse the Funds’ expenses if necessary) in order to limit Fund total operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of such Fund’s business and amounts payable pursuant to any plan adopted in accordance with Rule 12b-1 under the 1940 Act, and expenses for which payment has been made through the use of all or a portion of brokerage commissions (or markups or markdowns) generated by the Fund) to not more than 1.25% of the average daily net assets of the White Oak Select Growth Fund, Pin Oak Equity Fund and Rock Oak Core Growth Funds, and 1.35% of the average daily net assets of the River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund.

Semi-Annual Report | April 30, 2018 (Unaudited)	49

Notes to Financial Statements

As of April 30, 2018 (Unaudited)

The following table lists the contractual advisory fees and fee waivers that were in effect during the six months ended April 30, 2018:

Advisory Fees as a Percentage of Average Net Assets
Fund	Annual Rate	Fee Waiver	Net Annual Rate
White Oak Select Growth Fund	0.74%		0.74%
Pin Oak Equity Fund	0.74%		0.74%
Rock Oak Core Growth Fund	0.74%	(0.12)%	0.62%
River Oak Discovery Fund	0.90%	(0.07)%	0.83%
Red Oak Technology Select Fund	0.74%		0.74%
Black Oak Emerging Technology Fund	0.74%		0.74%
Live Oak Health Sciences Fund	0.74%		0.74%

Ultimus Fund Solutions, LLC (“Ultimus”) provides the Funds with administration, fund accounting and transfer agency services, including all regulatory reporting. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and trustees of the Trust are also officers of the Adviser, Ultimus and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers or trustees to the Trust.

5. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short–term investments, for the six months ended April 30, 2018 were as follows:

Fund	Purchases	Sales
White Oak Select Growth Fund	$14,156,014	$20,633,405
Pin Oak Equity Fund	14,951,142	21,938,639
Rock Oak Core Growth Fund	3,103,937	10,352,668
River Oak Discovery Fund	3,741,689	4,849,427
Red Oak Technology Select Fund	18,385,413	38,216,958
Black Oak Emerging Technology Fund	2,067,495	5,176,992
Live Oak Health Sciences Fund	9,000,334	12,798,495

6. FEDERAL INCOME TAXES AND TAX BASIS INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds has qualified and intends to continue to qualify as a separate “regulated investment company” under Sub–chapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

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Notes to Financial Statements

As of April 30, 2018 (Unaudited)

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. These differences are primarily due to differences in the treatment of net operating losses and certain other investments.

The tax character of the distributions paid by the Funds for the fiscal year ended October 31, 2017 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total
White Oak Select Growth Fund	$2,687,021	$—	$2,687,021
Pin Oak Equity Fund	832,560	1,894,933	2,727,493
Rock Oak Core Growth Fund	54,642	—	54,642
River Oak Discovery Fund	—	—	—
Red Oak Technology Select Fund	1,009,412	2,516,143	3,525,555
Black Oak Emerging Technology Fund	170,204	1,145,326	1,315,530
Live Oak Health Sciences Fund	315,656	906,767	1,222,423

As of October 31, 2017, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Net Investment Income	Accumulated Capital Gain (Loss)	Unrealized Appreciation/ (Depreciation)	Cumulative Effect of Timing Differences	Total
White Oak Select Growth Fund	$1,494,553	$14,086	$71,420,811	$—	$72,929,450
Pin Oak Equity Fund	761,712	2,690,009	45,679,232	—	49,130,953
Rock Oak Core Growth Fund	1,535	521,838	3,421,970	(13,558)	3,931,785
River Oak Discovery Fund	—	757,852	5,031,273	(112,790)	5,676,335
Red Oak Technology Select Fund	2,583,908	28,103,051	138,529,599	—	169,216,558
Black Oak Emerging Technology Fund	—	2,660,501	13,879,639	(45,946)	16,494,194
Live Oak Health Sciences Fund	98,034	3,685,901	16,943,894	—	20,727,829

As of October 31, 2017, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales and corporate action and partnership basis adjustments.

Semi-Annual Report | April 30, 2018 (Unaudited)	51

Notes to Financial Statements

As of April 30, 2018 (Unaudited)

During the fiscal year ended October 31, 2017, the White Oak Select Growth Fund, Rock Oak Core Growth Fund and River Oak Discovery Fund utilized $8,281,596, $86,825 and $48,386 in capital loss carryforwards, respectively.

The Rock Oak Core Growth Fund, River Oak Discovery Fund and Black Oak Emerging Technology Fund elected to defer to the year ending October 31, 2018, late year ordinary losses in the amount of $13,558, $112,790 and $45,946, respectively.

At April 30, 2018, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

Fund	Federal Tax Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
White Oak Select Growth Fund	$241,104,847	$105,197,527	$(10,213,958)	$94,983,569
Pin Oak Equity Fund	217,656,804	56,986,623	(2,099,977)	54,886,646
Rock Oak Core Growth Fund	12,885,028	4,365,726	(74,865)	4,290,861
River Oak Discovery Fund	12,445,363	3,371,059	(367,423)	3,003,636
Red Oak Technology Select Fund	411,718,683	158,987,371	(5,714,256)	153,273,115
Black Oak Emerging Technology Fund	34,971,560	15,193,739	(354,605)	14,839,134
Live Oak Health Sciences Fund	65,072,908	16,813,963	(5,523,805)	11,290,158

Management evaluates the Funds’ tax positions to determine if the taken tax positions meet the minimum recognition threshold by measuring and recognizing tax liabilities in the Financial Statements. The threshold is established by accounting for uncertainties in income tax positions, taken or expected. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of and for the six months ended April 30. 2018, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years (current and prior three tax years) for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATION OF CREDIT RISK AND OWNERSHIP:

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the technology sector. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, each of these Funds may be more affected by economic developments in those sectors than a general equity fund would be.

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Notes to Financial Statements

As of April 30, 2018 (Unaudited)

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however based on experience, the risk of loss from such claims is considered remote.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of April 30, 2018, the James D. Oelschlager Trust owned 42.43% of the River Oak Discovery Fund and Vanita B. Oelschlager owned 20.75% of the Rock Oak Core Growth Fund.

8. TRUSTEE AND OFFICERS FEES:

As of April 30, 2018, there were five Trustees, three of whom are not “interested persons” (within the meaning of the 1940 Act) of the Trust (the “Independent Trustees”). Effective January 1, 2016, each Independent Trustee receives a retainer at an annual rate of $30,000 per year. Also effective January 1, 2016, each Independent Trustee is also paid a fee of $3,500 for each meeting of the Board of Trustees attended or participated in person, and/or is also paid $1,000 per attendance at each telephonic board meeting, as applicable. Each Independent Trustee is paid $4,000 per telephonic or in-person meeting at which they receive and review preliminary materials provided in connection with the annual continuation of the advisory agreement in accordance with Section 15(c) of the 1940 Act. The chairperson of the Audit Committee receives an additional retainer of $1,000 per calendar quarter during which an Audit Committee Meeting is held and the Lead Independent Trustee receives an additional retainer of $3,500 per calendar quarter. The increases in scheduled fees paid to the Independent Trustees that became effective on January 1, 2016, as described above, will be implemented over the next three calendar years at a rate of one-third of the total increase each year.

The Independent Trustees who do not serve as chairpersons of the applicable Board committee are not paid an additional fee from the Trust for attendance at and/or participation in such meetings of the various committees of the Board. The Independent Trustees are also reimbursed for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust, although they may be reimbursed for meeting-related expenses.

9. INDEMNIFICATIONS:

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. SUBSEQUENT EVENTS:

Management has evaluated events or transactions from April 30, 2018, through the date these financial statements were issued, that would merit recognition or disclosure in the financial statements. There were no subsequent events to report that would have material impact in the Funds’ financial statements.

Semi-Annual Report | April 30, 2018 (Unaudited)	53

Additional Information

As of April 30, 2018 (Unaudited)

BOARD CONSIDERATIONS IN APPROVING THE RENEWAL OF THE ADVISORY AGREEMENT

The advisory agreement between the Trust and the Adviser for each Fund of the Trust (the “Advisory Agreement”) was approved for an initial two-year term, and may be continued from year to year thereafter as to a Fund so long as such continuance is approved at least annually, (i) by the vote of the Board of Trustees (the “Board” or “Trustees”) or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons,” as such term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

At an in-person meeting held on February 11-12, 2018, the Trustees, including a majority of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement with respect to each Fund for an additional one-year term, effective February 27, 2018.

In determining whether to approve the continuation of the Advisory Agreement, the Trustees considered a wide variety of information from the Adviser, including information provided by the Adviser in response to a request from counsel on behalf of the Trustees in accordance with Section 15(c) of the 1940 Act, to assist in their deliberations as well as information received throughout the year, both in writing and during meetings, regarding the Funds, including Fund performance, expense ratios, portfolio composition and regulatory compliance (the “Adviser Materials”). Prior to the in-person Board meeting held on February 11-12, 2018, the Independent Trustees held a special meeting on January 29, 2018 via teleconference to discuss the Adviser Materials. Following the January 29, 2018 meeting, the Independent Trustees, with the assistance of their independent legal counsel, requested the Adviser to provide additional information to the Trustees for the February 11-12, 2018 meeting. In addition, the Independent Trustees discussed and considered the Adviser Materials and the renewal of the Advisory Agreement in an executive session of the Independent Trustees held during the February 11-12, 2018 in person Board meeting, and received counsel from their independent legal counsel.

As part of the Board’s decision-making process, the Board considered the nature, extent, and quality of the services provided to each of the Funds by the Adviser. In this regard, the Board considered presentations by Trust officers and representatives of the Adviser. The Board noted that the Adviser has managed the Funds since their inception, and the Board believes that a long-term relationship with a capable, conscientious investment adviser is in the best interest of the Funds. The Board also considered that shareholders invest in a Fund specifically seeking the Adviser’s investment expertise and style. The Board also noted that when shareholders invest in a Fund, they know the advisory fee that is paid by the Fund. In this regard, the Board considered, in particular, that each Fund is managed in accordance with its investment objective and policies as disclosed to shareholders.

The Board also reviewed and considered the Adviser Materials. These presentations and the Adviser Materials contained information that assisted the Trustees in assessing the Adviser’s investment advisory services, its investment process and regulatory/compliance capabilities and record, as well as the Adviser’s investment philosophy, Fund performance records, and trade execution capabilities. The Board reviewed information regarding various services provided by the Adviser to the Funds, including the personnel performing such services. The Board also considered non-advisory services provided to the Funds, such as the services of Adviser employees as Trust officers and other personnel provided that are necessary for Fund operations. The Board particularly noted that the services of the Trust’s Chief Compliance Officer are provided to the Funds at no cost to the Funds. The Board also noted that Adviser employees serving as Trust officers oversee and manage

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Additional Information

As of April 30, 2018 (Unaudited)

the other Fund service providers. Based on their review, the Independent Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

The Trustees considered the investment performance of each Fund. The Trustees reviewed presentations by the Adviser’s portfolio managers for each Fund as well as a report prepared by the Trust’s administrator that provided performance information for the three month, year-to-date, one year, two year, three year, five year, ten year and since inception periods ended December 31, 2017 (as applicable to each Fund), including information comparing each Fund’s performance to that of various benchmarks and peer funds as categorized by Lipper Inc. (“Lipper”) and Morningstar, Inc. (“Morningstar”), both independent sources of investment company data.

The Trustees also considered performance information in the Adviser Materials for each of the Funds as compared to each Fund’s benchmark, peer group averages and any applicable comparable funds or accounts managed by the Adviser for the one year, three year, five year, ten year and since inception periods (as applicable to each Fund) ending as of the Funds’ fiscal year ended October 31, 2017. The Trustees evaluated the performance of the Adviser’s separate accounts relative to the White Oak Select Growth Fund (“White Oak Fund”), River Oak Discovery Fund (“River Oak Fund”), Pin Oak Equity Fund (“Pin Oak Fund”) and Red Oak Technology Select Fund (“Red Oak Fund), and in the case of the Red Oak Fund and the Live Oak Health Sciences Fund (“Live Oak Fund”), to a similarly managed mutual fund for which the Adviser serves as sub-adviser.

The Trustees also reviewed the Adviser’s commentary regarding the performance data and the various factors contributing to each Fund’s short- and long-term performance. The Trustees took note of the various periods where each Fund outperformed, underperformed or performed in line with its respective peer group averages and benchmark. The Trustees noted that while each of the Funds’ relative performance was positive and generally favorable, all of the Funds had lagged their respective benchmarks and respective peer group averages for the year periods ended October 31, 2017 and December 31, 2017, with the exception being that Rock Oak Core Growth Fund (“Rock Oak Fund”) outperformed both its benchmark and its Morningstar peer group average over the same periods. For certain of the other longer-term periods ended October 31 and December 31, the Trustees noted that the Funds outperformed their respective benchmarks and peer group averages, and underperformed for others, except Black Oak Emerging Technology Fund lagged its respective benchmark and peer group averages for most periods. In the case of each Fund with performance that lagged a relevant peer group or benchmark for certain periods (but not necessarily all periods), the Trustees considered explanations provided by the Adviser regarding the various factors contributing to the relative underperformance of such Fund, including, among other things, differences in a Fund’s respective investment strategies and portfolio construction in comparison to the funds included in its respective Morningstar and Lipper peer groups. Further, the Board discussed with the Adviser the reasons behind such results for each applicable Fund. In addition, the Trustees considered other factors that supported the continuation of the Advisory Agreement, including the following: (i) that the Adviser’s investment decisions, such as security selection and sector allocation, contributing to such underperformance were consistent with each Fund’s respective investment objective and policies; (ii) that shorter-term or longer-term performance, as applicable, was competitive when compared to the performance of relevant peer groups or benchmarks; and (iii) that many of the Funds’ peers are larger in size than the corresponding Fund, and this factor may impact the relative performance of the Funds. Taking note of the Adviser’s discussion of (i) the various factors contributing to each Fund’s performance and (ii) its continuing commitment to each Fund’s current investment strategy, the Independent Trustees concluded that the investment performance of each Fund was sufficient.

Semi-Annual Report | April 30, 2018 (Unaudited)	55

Additional Information

As of April 30, 2018 (Unaudited)

The Trustees considered the advisory fees paid to the Adviser, the total expense ratios of each Fund, and the Adviser’s commitment to continue to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on Fund operating expenses. The Trustees reviewed presentations by Trust officers, including information about the reported fees and expenses of each Fund’s peer funds compiled by the Trust’s administrator from data obtained from Lipper. The Trustees also received information from the Adviser regarding compensation arrangements for other accounts managed by the Adviser, and evaluated the explanations provided by the Adviser as to differences in fees charged to the Funds and such accounts. The Trustees noted that the Adviser waived a portion of its advisory fee with respect to each of the Rock Oak Fund and the River Oak Fund in order to maintain the stated cap on Fund operating expenses. The Independent Trustees further considered the Adviser’s profitability derived from its relationship with the Trust on a Fund-by-Fund basis, based on information reported by the Adviser, including information regarding the financial condition of the Adviser. The Independent Trustees concluded that each Fund’s advisory fee set forth in the Advisory Agreement was reasonable and did not result in an excessive profit to the Adviser in relation to the nature, extent and quality of services provided. The Independent Trustees also concluded that the overall expense ratio for each Fund is reasonable in comparison to the average expense ratio of funds in each Fund’s respective Lipper category, and in light of various factors, such as Fund size and quality of service.

The Trustees considered the information provided by the Adviser with respect to potential “fall out” benefits to the Adviser from its relationship with the Funds, such as benefits to the Adviser in receipt of research paid for with Fund commissions (i.e., soft dollars) and in attracting and retaining non-Fund advisory clients. The Trustees also reviewed additional information provided by the Adviser in connection with their follow-up question on the Adviser’s estimated annual soft dollar commitment. The Trustees considered the information they were provided about the Adviser’s portfolio brokerage practices on behalf of the Funds, including its policies with respect to obtaining benefits from use of the Funds’ brokerage commissions to obtain research that also could be used for the Adviser’s other clients, and the Independent Trustees concluded that the Adviser’s portfolio brokerage practices appeared to be reasonably designed to achieve best execution on Fund trades.

The Trustees considered whether there were economies of scale in managing the Funds, and in light of the relatively small size of the Funds and the Adviser’s commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on the Funds’ operating expenses, determined that such economies of scale were not present. As such, the Trustees did not consider whether any economies of scale were adequately shared with Fund shareholders.

In voting to approve the continuation of the Advisory Agreement, the Board considered all factors it deemed relevant, including the Adviser Materials. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the renewal of the Advisory Agreement would be in the best interests of each Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement for each Fund.

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OAK ASSOCIATES FUNDS

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Oak Associates Funds

Privacy Policy

Oak Associates Funds recognizes and respects the privacy concerns of our shareholders. The Funds collect nonpublic personal information about you in the course of doing business and providing you with individualized service. “Nonpublic personal information” is personally identifiable financial information about you. We do not sell your personal information to anyone and we do not disclose it to anyone except as permitted or required by law or as described in this policy.

INFORMATION WE COLLECT

●	Information we receive from you on applications and other forms (such as your name, birth date, address and social security number);
●	Information about the transactions in your accounts;
●	Information about any bank account you use for transfers between your bank account and your Oak Associates accounts; and
●	Information we receive about you as a result of your inquiries by mail, email and telephone.

INFORMATION WE SHARE

Oak Associates Funds only discloses your nonpublic personal information as required or permitted by law. The Funds may disclose this information:

●	So that we may complete transactions you authorize or request; and
●

So that we may provide you with information about Oak Associates Funds products and services; we may disclose information to companies that provide services to us, such as transfer agents or printers and mailers that prepare and distribute materials to you.

INFORMATION SECURITY

Within Oak Associates Funds, access to your information is restricted to the individuals who need to know the information to service your account. Each Fund conducts its business through its trustees, officers and third party service providers, pursuant to agreements with the Fund. The Fund and its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard your information. In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your nonpublic personal information will be shared with nonaffiliated third parties by that entity.

TO PROTECT YOUR PRIVACY

We recommend that you do not provide your account information or Oak Associates Funds user name or password to anyone. If you become aware of any suspicious activity relating to your account, please contact us immediately at 1-888-462-5386.

QUESTIONS

Should you have any questions regarding the Funds’ Privacy Policy, please call
1-888-462-5386

OAK ASSOCIATES FUNDS

CONTACT US

By Mail
Oak Associates Funds
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

By Telephone 1-888-462-5386 Monday through Friday, 8:00 a.m. to 6:00 p.m. ET

On The Web www.oakfunds.com
Click on the My Oak Account section to take advantage of these features:

●	Trade Online
●	Access and Update Account Information
●	Go Paperless with eDelivery
●	View and download account history
●	Establish a systematic investment plan

The Trust files its complete schedule of portfolio holdings of each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-462-5386; and (ii) on the Commission’s website at http://www.sec.gov.

This report has been prepared for Oak Associates Funds Shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Oak Associates Funds are distributed by Ultimus Fund Distributors, LLC

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Included as part of the report to Stockholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Oak Associates Funds

By (Signature and Title)	/s/ Charles A. Kiraly
Charles A. Kiraly, President and Principal Executive Officer

Date	6/18/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles A. Kiraly
Charles A. Kiraly, President and Principal Executive Officer

Date	6/18/2018

By (Signature and Title)	/s/ Bryan Ashmus
Bryan Ashmus, Treasurer and Principal Financial Officer

Date	6/18/2018